Label	Element	Value
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Dec 26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.50%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Jan 27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.20%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Feb 27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	34.00%
Volatility Premium Plus ETF (Consolidated) | CBOE VIX Futures Mar 27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.30%